Employee benefit plans - Components of net periodic benefit cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit plans
Service cost	€ 42,367	€ 37,409	€ 40,213
Net interest cost	11,927	10,794	10,452
Prior service cost	(512)	988	(244)
(Gains) losses from settlements		(374)	(331)
Net periodic benefit costs	€ 53,782	€ 48,817	€ 50,090